S000001470 [Member] N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK ALLOCATION TARGET SHARES
Entity Central Index Key	0001221845
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Jul. 29, 2026